UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811- 02258
Investment Company Act File Number

Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Boston Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 8.7%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.6%
Hawker Beechcraft Acquisition, Term Loan, 2.39%, Maturing 3/26/14	$17,953	$12,275,130
Hawker Beechcraft Acquisition, Term Loan, 2.60%, Maturing 3/26/14	1,060	724,481

		$12,999,611

Automotive & Auto Parts — 1.1%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.05%, Maturing 7/13/15	$5,410	$2,150,475
Ford Motor Co., Term Loan, 3.50%, Maturing 12/16/13	27,120	23,153,534

		$25,304,009

Broadcasting — 0.3%
HIT Entertainment, Inc., Term Loan - Second Lien, 6.51%, Maturing 2/5/13	$13,910	$6,120,400

		$6,120,400

Building Materials — 0.2%
Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$7,139	$5,264,790

		$5,264,790

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.04%, Maturing 5/4/15	$2,120	$1,634,166

		$1,634,166

Consumer Products — 0.1%
Amscan Holdings, Inc., Term Loan, 2.88%, Maturing 5/25/13	$3,157	$2,786,339

		$2,786,339

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 2.30%, Maturing 8/9/13	$3,579	$3,337,341

		$3,337,341

Electronics/Electrical — 0.3%
Freescale Semiconductor, Inc., Term Loan, 2.06%, Maturing 11/29/13	$9,079	$6,744,121

		$6,744,121

Food & Drug Retail — 0.5%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$10,350	$10,660,500

		$10,660,500

Food/Beverage/Tobacco — 0.4%
Dole Food Company, Inc., Term Loan, 7.37%, Maturing 4/12/13	$992	$1,001,505
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	1,737	1,753,239
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 4/12/13	6,473	6,532,641

		$9,287,385

Gaming — 0.4%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$8,520	$681,600
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.54%, Maturing 5/16/14	3,220	2,447,200
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	6,684	6,349,645

		$9,478,445

Healthcare — 0.3%
Viant Holdings, Inc., Term Loan, 2.85%, Maturing 6/25/14	$9,230	$8,029,760

		$8,029,760

Leisure — 0.3%
Universal City Development Partners, Ltd., Term Loan, 6.00%, Maturing 6/9/11	$6,840	$6,728,850

		$6,728,850

	Principal
	Amount
Security	(000’s omitted)	Value
Paper — 1.1%
NewPage Corp., Term Loan, 4.06%, Maturing 12/21/14	$18,884	$16,416,938
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	779	737,799
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	2,928	2,772,604
Smurfit-Stone Container Corp., Term Loan, 2.57%, Maturing 11/1/11	1,508	1,424,813
Smurfit-Stone Container Corp., Term Loan, 3.05%, Maturing 11/1/09	1,063	1,010,245
Smurfit-Stone Container Corp., Term Loan, 3.24%, Maturing 11/2/09	3,207	3,046,256
Smurfit-Stone Container Corp., Term Loan, 4.50%, Maturing 11/1/10	1,034	977,533

		$26,386,188

Services — 1.4%
Neff Rental, Inc., Term Loan - Second Lien, 3.80%, Maturing 11/20/14	$2,730	$495,495
Rental Service Corp., Term Loan - Second Lien, 4.02%, Maturing 11/30/13	7,661	6,282,113
Sabre, Inc., Term Loan, 2.67%, Maturing 9/30/14	5,974	4,831,698
Travelport, LLC, Term Loan, 2.79%, Maturing 8/23/13	1,672	1,431,786
Travelport, LLC, Term Loan, 2.90%, Maturing 8/23/13	9,332	7,946,248
Travelport, LLC, Term Loan, 3.10%, Maturing 8/23/13	1,658	1,411,737
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	9,600	9,666,000

		$32,065,077

Steel — 0.2%
RathGibson, Inc., DIP Loan, 10.50%, Maturing 2/10/10	$4,760	$4,760,000

		$4,760,000

Super Retail — 0.6%
Toys “R” Us, Term Loan, 4.54%, Maturing 7/19/12	$13,105	$12,684,127

		$12,684,127

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 3.31%, Maturing 6/29/15	$2,533	$1,891,399
CEVA Group, PLC, Term Loan, 3.60%, Maturing 8/2/15	848	633,098

		$2,524,497

Utilities — 0.6%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.80%, Maturing 10/10/14	$17,756	$13,755,902

		$13,755,902

Total Senior Floating-Rate Interests (identified cost $204,425,342)		$200,551,508

Corporate Bonds & Notes — 87.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.3%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$2,910	$1,571,400
Bombardier, Inc., 8.00%, 11/15/14(3)	2,620	2,541,400
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	4,255	2,148,775
TransDigm, Inc., 7.75%, 7/15/14	1,475	1,456,563

		$7,718,138

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,135	$896,782

		$896,782

Automotive & Auto Parts — 3.4%
Allison Transmission, Inc., 11.00%, 11/1/15(3)	$1,690	$1,546,350
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	8,350	6,888,750
Altra Industrial Motion, Inc., 9.00%, 12/1/11	6,560	6,510,800
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,035,000
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	16,965	15,668,094

	Principal
	Amount
Security	(000’s omitted)	Value
Ford Motor Credit Co., Sr. Notes, 7.80%, 6/1/12	$9,235	$8,685,887
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	4,655	4,587,395
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	17,655	15,845,663
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	4,785	4,883,150
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16	8,635	9,304,212
Tenneco, Inc., Sr. Notes, 8.125%, 11/15/15	1,790	1,633,375
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,307,550

		$77,896,226

Banks and Thrifts — 0.1%
General Motors Acceptance Corp., 6.875%, 9/15/11(3)	$1,213	$1,131,123

		$1,131,123

Broadcasting — 0.7%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	$2,490	$2,614,500
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	7,655	7,922,925
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	7,025	6,340,063

		$16,877,488

Building Materials — 0.5%
Interface, Inc., Sr. Notes, 11.375%, 11/1/13(3)	$2,320	$2,453,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	911,925
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,120	2,125,300
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(2)	11,740	645,700
Texas Industries, Inc., Sr. Notes, 7.25%, 7/15/13(3)	4,030	3,727,750
USG Corp., 9.75%, 8/1/14(3)	2,335	2,393,375

		$12,257,450

Cable/Satellite TV — 2.6%
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13(2)	$12,405	$12,436,012
Charter Communications, Inc., Sr. Notes, 10.375%, 4/30/14(2)(3)	1,865	1,869,663
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(2)(3)	6,050	6,564,250
Kabel Deutschland GmbH, 10.625%, 7/1/14	6,840	7,199,100
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	4,210	4,020,550
National Cable PLC, 8.75%, 4/15/14	1,195	1,212,925
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	17,640	17,904,600
Virgin Media Finance PLC, Sr. Notes, 9.50%, 8/15/16	7,255	7,472,650

		$58,679,750

Capital Goods — 1.5%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,583,400
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	3,449,875
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	3,010	2,784,250
ESCO Corp., Sr. Notes, Variable Rate, 4.504%, 12/15/13(3)	3,010	2,543,450
RBS Global & Rexnord Corp., 9.50%, 8/1/14(3)	3,506	3,067,750
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	4,284,900
Terex Corp., Sr. Notes, 10.875%, 6/1/16	9,725	10,162,625
Terex Corp., Sr. Sub. Notes, 8.00%, 11/15/17	5,450	4,537,125

		$34,413,375

Chemicals — 2.3%
Ashland, Inc., 9.125%, 6/1/17(3)	$6,940	$7,339,050
CII Carbon, LLC, 11.125%, 11/15/15(3)	5,555	4,471,775
Dow Chemical Co. (The), 8.55%, 5/15/19	22,250	24,451,459
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	8,975	3,724,625
Nalco Co., Sr. Notes, 8.25%, 5/15/17(3)	5,500	5,747,500
Nova Chemicals Corp., Sr. Notes, Variable Rate, 4.538%, 11/15/13	3,525	3,172,500
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	10,950	4,270,500

		$53,177,409

	Principal
	Amount
Security	(000’s omitted)	Value
Consumer Products — 0.7%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$12,225	$11,002,500
Sealy Mattress Co., 8.25%, 6/15/14	1,185	1,087,237
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	1,415	1,549,425
Whirlpool Corp., 8.60%, 5/1/14	2,745	2,949,415

		$16,588,577

Containers — 0.8%
Greif, Inc., Sr. Notes, 7.75%, 8/1/19(3)	$2,250	$2,244,375
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,160	2,760,600
Pliant Corp., Sr. Notes, 11.625%, 6/15/10(2)	9,994	7,445,465
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13(3)	4,680	4,949,100

		$17,399,540

Diversified Financial Services — 0.0%
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(3)	$545	$389,675

		$389,675

Diversified Media — 2.9%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,791,000
Affinion Group, Inc., 11.50%, 10/15/15	4,865	4,524,450
Catalina Marketing Corp., 11.625%, 10/1/17(3)	6,747	5,768,685
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	1,845	1,706,625
Interpublic Group of Cos., Inc., 10.00%, 7/15/17(3)	9,315	9,780,750
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	3,320	1,618,500
Nielsen Finance, LLC, 10.00%, 8/1/14	15,390	15,543,900
Nielsen Finance, LLC, 11.50%, 5/1/16	6,670	7,020,175
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	4,600	3,369,500
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	795	840,712
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	2,595	2,361,450
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(3)	11,565	12,316,725

		$66,642,472

Energy — 8.3%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$6,125	$4,486,563
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	4,180	4,389,000
Bill Barrett Corp., 9.875%, 7/15/16	1,410	1,476,975
Chesapeake Energy Corp., 9.50%, 2/15/15	14,395	15,348,669
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,650	3,510,750
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	5,738,003
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	5,405	5,377,975
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,590,937
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	6,220	6,484,692
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	10,125	7,290,000
Holly Corp., 9.875%, 6/15/17(3)	6,980	6,945,100
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	2,646,600
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,605	2,397,325
Petrohawk Energy Corp., Sr. Notes, 9.125%, 7/15/13	5,075	5,290,688
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	3,477,075
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	955	854,725
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	19,505	16,774,300
Quicksilver Resources, Inc., 7.125%, 4/1/16	11,035	9,324,575
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	9,830	10,825,287
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(3)	8,530	7,804,950
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	11,760	11,230,800
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(3)	10,225	357,875
SESI, LLC, 6.875%, 6/1/14	1,150	1,092,500
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18(3)	10,245	10,321,837
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	9,305	8,141,875
Tennessee Gas Pipeline Co., Sr. Notes, 8.00%, 2/1/16	1,570	1,750,550
Tesoro Corp., 9.75%, 6/1/19	2,320	2,349,000

	Principal
	Amount
Security	(000’s omitted)	Value
United Refining Co., Sr. Notes, 10.50%, 8/15/12	$21,745	$17,287,275
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20	3,265	3,237,941
Williams Companies, Inc., Sr. Notes, 8.75%, 1/15/20(3)	3,265	3,695,941

		$190,499,783

Entertainment/Film — 1.9%
AMC Entertainment, Inc., 11.00%, 2/1/16	$33,741	$34,247,115
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, 8/15/14	11,265	9,293,625

		$43,540,740

Environmental — 0.4%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(3)	$2,350	$2,444,000
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	7,240	7,149,500

		$9,593,500

Food & Drug Retail — 0.8%
Duane Reade, Inc., Sr. Notes, 11.75%, 8/1/15(3)	$1,365	$1,329,742
Rite Aid Corp., Sr. Notes, 9.75%, 6/12/16(3)	8,140	8,628,400
Supervalu, Inc., Sr. Notes, 8.00%, 5/1/16	9,090	9,067,275

		$19,025,417

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$10,090	$9,333,250
Chiquita Brands International, Inc., Sr. Notes, 8.875%, 12/1/15	900	852,750
Dole Foods Co., 7.25%, 6/15/10	935	930,325
Dole Foods Co., 13.875%, 3/15/14(3)	9,405	10,580,625
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	5,810	6,085,975

		$27,782,925

Gaming — 6.2%
Ameristar Casinos, Inc., 9.25%, 6/1/14(3)	$5,070	$5,247,450
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	11,355	1,731,638
CCM Merger, Inc., 8.00%, 8/1/13(3)	8,020	6,215,500
Chukchansi EDA, Sr. Notes, Variable Rate, 4.913%, 11/15/12(3)	5,045	3,468,438
Eldorado Casino Shreveport, 10.00%, 8/1/12	518	432,244
Fontainebleau Las Vegas Casino, LLC, (PIK), 11.00%, 6/15/15(2)(3)	19,830	694,050
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	14,060	13,427,300
Galaxy Entertainment Finance, Variable Rate, 6.218%, 12/15/10(3)	5,565	5,314,575
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(3)	1,804	279,620
Harrahs Operating Escrow Corp., Sr. Notes, 11.25%, 6/1/17(3)	5,595	5,692,912
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(3)	4,635	3,499,425
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	7,910	3,243,100
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	3,390	373
MGM Mirage, Inc., 7.50%, 6/1/16	820	602,700
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(3)	4,625	4,983,437
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(3)	4,790	5,292,950
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	5,302,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	5,033,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	13,990	11,541,750
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	9,097,650
Park Place Entertainment, 7.875%, 3/15/10	12,605	12,100,800
Peninsula Gaming, LLC, 8.375%, 8/15/15(3)	1,350	1,356,750
Peninsula Gaming, LLC, 10.75%, 8/15/17(3)	4,490	4,383,362
Pinnacle Entertainment, Inc., Sr. Notes, 8.625%, 8/1/17(3)	3,160	3,175,800
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	2,590	2,311,575
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(3)	2,172	2,172,000
San Pasqual Casino, 8.00%, 9/15/13(3)	2,005	1,714,275
Seminole Hard Rock Entertainment, Variable Rate, 3.129%, 3/15/14(3)	3,875	2,925,625

	Principal
	Amount
Security	(000’s omitted)	Value
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	$9,455	$8,367,675
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)	11,796	10,145,100
Wynn Las Vegas, LLC, 6.625%, 12/1/14	3,095	2,886,088

		$142,640,712

Healthcare — 7.0%
Accellent, Inc., 10.50%, 12/1/13	$6,335	$5,875,712
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	12,320	12,782,000
Biomet, Inc., 11.625%, 10/15/17	25,120	27,380,800
Biomet, Inc., (PIK), 10.375%, 10/15/17	7,475	8,035,625
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	13,120	12,464,000
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(3)	4,510	4,893,350
HCA, Inc., 9.125%, 11/15/14	635	655,638
HCA, Inc., 9.25%, 11/15/16	10,125	10,580,625
HCA, Inc., 9.875%, 2/15/17(3)	7,880	8,333,100
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	11,385	11,413,462
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	12,035	11,613,775
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,385	6,498,800
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	4,412,100
Universal Hospital Service, Inc., Sr. Notes, Variable Rate, 4.635%, 6/1/15	1,965	1,660,425
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,484,113
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,591,825
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17(3)	11,655	12,092,062
Valeant Pharmaceuticals International, 8.375%, 6/15/16(3)	4,910	5,008,200
Viant Holdings, Inc., 10.125%, 7/15/17(3)	3,163	2,672,735

		$160,448,347

Homebuilders/Real Estate — 0.3%
CB Richard Ellis Group, Inc., Sr. Sub. Notes, 11.625%, 6/15/17(3)	$7,190	$7,261,900

		$7,261,900

Hotels — 0.6%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$10,770	$10,043,025
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	2,190	1,974,143
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	2,505	2,370,123

		$14,387,291

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$4,190	$3,708,150
HUB International Holdings, Sr. Notes, 9.00%, 12/15/14(3)	4,265	3,710,550
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.758%, 11/15/14(3)	3,265	2,301,825

		$9,720,525

Leisure — 3.2%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)	$6,665	$666
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	3,644,550
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	4,954,500
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	805	668,150
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,620	1,287,900
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	910	914,550
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	27,060	26,992,350
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	670	596,300
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.778%, 5/1/10	38,125	33,359,375

		$72,418,341

Metals/Mining — 3.1%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$2,660	$2,699,900
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	16,890	17,523,375
FMG Finance PTY, Ltd., Variable Rate, 4.668%, 9/1/11(3)	1,140	1,175,625
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	6,425	7,571,625

	Principal
	Amount
Security	(000’s omitted)	Value
Teck Resources, Ltd., Sr. Notes, 9.75%, 5/15/14(3)	$9,050	$10,113,375
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16(3)	6,785	7,717,938
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19(3)	20,430	23,877,562

		$70,679,400

Paper — 3.8%
Domtar Corp., 10.75%, 6/1/17	$8,500	$8,670,000
Georgia-Pacific LLC, 7.00%, 1/15/15(3)	3,590	3,500,250
Georgia-Pacific LLC, 7.125%, 1/15/17(3)	2,600	2,548,000
Georgia-Pacific LLC, 8.25%, 5/1/16(3)	5,835	6,068,400
Graphic Packaging International, Inc., 9.50%, 6/15/17(3)	930	930,000
International Paper Co., 7.95%, 6/15/18	8,220	8,770,000
International Paper Co., 9.375%, 5/15/19	26,585	31,150,921
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	1,555	773,612
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	3,390	1,728,900
NewPage Corp., 10.00%, 5/1/12	20,445	9,200,250
NewPage Corp., 12.00%, 5/1/13	6,295	1,857,025
NewPage Corp., Variable Rate, 7.278%, 5/1/12	2,585	1,098,625
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	11,230	5,699,225
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	3,260	1,695,200
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	7,275	2,509,875
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.778%, 8/1/14	975	472,875

		$86,673,158

Publishing/Printing — 0.1%
Dex Media West/Finance, Series B, 9.875%, 8/15/13(2)	$5,422	$1,016,625
Harland Clarke Holdings, 9.50%, 5/15/15	1,075	868,063
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	1,660	473,100
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(2)	10,390	675,350

		$3,033,138

Railroad — 0.8%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,079,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	7,380,275
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	6,249,750
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	1,885	1,866,150

		$17,575,925

Restaurants — 0.6%
El Pollo Loco, Inc., 11.75%, 11/15/13	$5,085	$4,347,675
NPC International, Inc., 9.50%, 5/1/14	9,800	9,310,000

		$13,657,675

Services — 7.1%
Aramark Services, Inc., 8.50%, 2/1/15	$11,050	$11,188,125
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,305	10,395,169
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	24,040	24,580,900
Hertz Corp., 8.875%, 1/1/14	13,495	13,056,413
Hertz Corp., 10.50%, 1/1/16	3,450	3,312,000
KAR Holdings, Inc., 8.75%, 5/1/14	5,580	5,189,400
Laureate Education, Inc., 10.00%, 8/15/15(3)	19,353	17,127,405
Laureate Education, Inc., 11.75%, 8/15/17(3)	13,854	12,330,060
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	16,085	12,787,946
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	5,110	2,938,250
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,950	1,268,500
Rental Service Corp., 9.50%, 12/1/14	8,360	7,210,500
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	10,890	11,516,175
Ticketmaster Entertainment, Inc., 10.75%, 7/28/16	6,385	5,969,975
United Rentals North America, Inc., 10.875%, 6/15/16(3)	8,360	8,401,800
West Corp., 9.50%, 10/15/14	15,085	14,406,175

		$161,678,793

	Principal
	Amount
Security	(000’s omitted)	Value
Steel — 0.2%
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	$8,245	$2,968,200
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12	1,855	1,850,363

		$4,818,563

Super Retail — 7.8%
Freedom Group, Inc., Sr. Notes, 10.25%, 8/1/15(3)	$1,145	$1,179,350
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 6.404%, 3/15/14	26,035	23,106,062
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,870	8,382,150
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19(3)	11,065	11,154,992
Neiman Marcus Group, Inc., 9.00%, 10/15/15	26,618	19,830,305
Neiman Marcus Group, Inc., 10.375%, 10/15/15	32,643	23,666,175
Sally Holdings, LLC, 9.25%, 11/15/14	1,270	1,314,450
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	24,865	25,735,275
Toys “R” Us, 7.625%, 8/1/11	13,110	12,323,400
Toys “R” Us, 7.875%, 4/15/13	12,390	10,438,575
Toys “R” Us, 10.75%, 7/15/17(3)	13,715	14,126,450
Yankee Acquisition Corp., 9.75%, 2/15/17	2,330	1,945,550
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	29,085	26,176,500

		$179,379,234

Technology — 4.6%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$8,614	$6,740,455
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	1,725	1,681,875
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	25,205	25,835,125
Avago Technologies Finance, 10.125%, 12/1/13	3,520	3,678,400
Avago Technologies Finance, 11.875%, 12/1/15	12,875	13,454,375
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15(3)	10,540	8,168,500
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	14,675	12,583,812
Jabil Circuit, Inc., Sr. Notes, 7.75%, 7/15/16	2,725	2,619,897
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(3)	27,755	29,836,625

		$104,599,064

Telecommunications — 8.0%
Digicel Group, Ltd., 12.00%, 4/1/14(3)	$4,330	$4,589,800
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(3)	32,026	28,022,750
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(3)	9,255	9,301,275
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	30,855	33,014,850
Intelsat Corp., 9.25%, 8/15/14	9,696	9,865,680
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	10,378	10,793,120
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15	2,340	2,375,100
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	8,600	8,729,000
Qwest Communications International, Inc., 7.50%, 2/15/14	8,975	8,817,937
Qwest Corp., Sr. Notes, 7.50%, 10/1/14	2,740	2,746,850
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,508,750
SBA Telecommunications, Inc., 8.00%, 8/15/16(3)	4,075	4,136,125
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	2,725	2,779,500
Sprint Capital Corp., 6.875%, 11/15/28	10,610	8,063,600
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(3)	16,235	16,884,400
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(3)	12,665	12,981,625
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	11,150	11,986,250
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	650	659,750
Windstream Corp., Sr. Notes, 8.625%, 8/1/16	4,485	4,574,700

		$183,831,062

Textiles/Apparel — 1.5%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,605,975
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	7,636	7,788,720
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15(3)	7,020	7,371,000

	Principal
	Amount
Security	(000’s omitted)	Value
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	$12,545	$10,976,875
Phillips Van Heusen, Sr. Notes, 8.125%, 5/1/13	2,580	2,612,250
Quiksilver, Inc., 6.875%, 4/15/15	7,400	4,884,000

		$35,238,820

Transportation Ex Air/Rail — 0.3%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(3)	$8,305	$6,187,225

		$6,187,225

Utilities — 3.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$1,572	$1,611,300
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,427	2,281,667
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	11,965	12,084,650
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	20,150	16,145,187
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	2,825	2,154,063
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	915	839,513
NGC Corp., 7.625%, 10/15/26	7,090	4,573,050
NRG Energy, Inc., 7.25%, 2/1/14	1,100	1,083,500
NRG Energy, Inc., 7.375%, 1/15/17	17,225	16,665,187
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	11,865	11,509,050
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	733,975

		$69,681,142

Total Corporate Bonds & Notes (identified cost $2,104,929,564)		$1,998,420,685

Convertible Bonds — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Cable/Satellite TV — 0.1%
Virgin Media, Inc., 6.50%, 11/15/16(3)	$1,905	$1,664,494

		$1,664,494

Capital Goods — 0.3%
Terex Corp., 4.00%, 6/1/15	$5,415	$6,294,937

		$6,294,937

Energy — 0.2%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$6,100	$5,453,479

		$5,453,479

Healthcare — 0.2%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	$6,100	$5,215,500

		$5,215,500

Total Convertible Bonds (identified cost $14,965,599)		$18,628,410

Common Stocks — 0.1%

Security	Shares	Value
Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(4)(5)	301,724	$301,724
Shreveport Gaming Holdings, Inc.(4)	3,597	48,776

		$350,500

Security	Shares	Value
Super Retail — 0.1%
GNC Acquisition Holdings, Class A(4)(5)	204,221	$1,072,160

		$1,072,160

Total Common Stocks (identified cost $4,646,973)		$1,422,660

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	80,133	$5,478,693
Chesapeake Energy Corp., 5.00%(3)	9,586	690,192

		$6,168,885

Telecommunications — 0.2%
Crown Castle International Corp., (PIK), 6.25%	85,673	$4,347,905

		$4,347,905

Total Convertible Preferred Stocks (identified cost $12,778,160)		$10,516,790

Preferred Stocks — 0.1%

Security	Shares/Units	Value
Gaming — 0.1%
Fontainebleau Resorts LLC (PIK)(4)(5)	8,952	$1,055,411

		$1,055,411

Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)	69,779	$277,023

		$277,023

Total Preferred Stocks (identified cost $9,300,645)		$1,332,434

Miscellaneous — 0.0%

Security	Shares	Value
Cable/Satellite TV — 0.0%
Adelphia, Inc., Escrow Certificate(6)	10,260,000	$256,500
Adelphia, Inc., Escrow Certificate(6)	5,085,000	127,125
Adelphia Recovery Trust(6)	14,818,854	370,471

		$754,096

Energy — 0.0%
VeraSun Energy Corp., Escrow Certificate(4)(6)	1,900,000	$0

		$0

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	4,900,000	$490
Mirant Corp., Escrow Certificate(4)(5)(6)	2,205,000	221

		$711

Total Miscellaneous (identified cost $13,802,587)		$754,807

Warrants — 0.0%

Security	Shares	Value
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(6)	3,400	$0

		$0

Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(4)(5)(6)	6,338	$616,668

		$616,668

Total Warrants (identified cost $182,579)		$616,668

Short-Term Investments — 1.9%

	Interest
Security	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(7)	$44,811	$44,810,701

Total Short-Term Investments (identified cost $44,810,701)		$44,810,701

Total Investments — 99.2% (identified cost $2,409,842,150)		$2,277,054,663

Other Assets, Less Liabilities — 0.8%		$17,421,707

Net Assets — 100.0%		$2,294,476,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

PIK	-	Payment-In-Kind.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities is $680,897,411 or 29.7% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Restricted security.

(6)		Non-income producing security.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $406,783.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,421,796,155

Gross unrealized appreciation	$134,053,039
Gross unrealized depreciation	(278,794,531)

Net unrealized depreciation	$(144,741,492)

Restricted Securities

At July 31, 2009, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks, Miscellaneous and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$1,072,160
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		277,023
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		301,724
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	8,952	8,951,750		1,055,411
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$13,942,438		$3,323,697

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Credit Default Swap — Sell Protection

			Notional
			Amount**	Receive		Net Unrealized
		Credit	(000’s	Annual	Termination	Appreciation
Counterparty	Reference Entity	Rating*	omitted)	Fixed Rate	Date	(Depreciation)
Bank of America	First Data Corp.	Caa1/B-	$3,475	3.20%	12/20/09	$(24,751)
Citigroup, Inc.	First Data Corp.	Caa1/B-	6,950	3.20	12/20/09	(49,502)
Citigroup, Inc.	First Data Corp.	Caa1/B-	6,950	3.55	12/20/09	(37,373)
Citigroup, Inc.	First Data Corp.	Caa1/B-	10,440	5.00	12/20/10	1,183,122
JPMorgan Chase Bank	First Motor Corp.	Caa1/CCC+	6,800	5.00	3/20/10	537,674

						$1,609,170

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $34,615,000.

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $1,720,796 and $111,626, respectively.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Senior Floating-Rate Interests	$—	$200,551,508	$—	$200,551,508
Corporate Bonds & Notes	—	1,998,420,685	—	1,998,420,685
Convertible Bonds	—	18,628,410	—	18,628,410
Common Stocks	—	—	1,422,660	1,422,660
Convertible Preferred Stocks	5,478,693	5,038,097	—	10,516,790
Preferred Stocks	—	—	1,332,434	1,332,434
Miscellaneous	—	754,096	711	754,807
Warrants	—	—	616,668	616,668
Short-Term Investments	44,810,701	—	—	44,810,701

Total Investments	$50,289,394	$2,223,392,796	$3,372,473	$2,277,054,663

Credit Default Swaps	$—	$1,720,796	$—	$1,720,796

Total	$50,289,394	$2,225,113,592	$3,372,473	$2,278,775,459

Liability Description
Credit Default Swaps	$—	$(111,626)	$—	$(111,626)

Total	$—	$(111,626)	$—	$(111,626)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investment in
	Senior
	Floating-Rate	Investment in	Investment in	Investment in	Investment in
	Interests	Common Stocks	Preferred Stocks	Miscellaneous	Warrants	Total
Balance as of October 31, 2008	$93,402	$3,491,584	$2,371,760	$711	$616,668	$6,574,125
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(2,068,924)	(1,825,996)	(2,112)	—	(3,897,032)
Net purchases (sales)	(93,402)	—	786,670	2,112	—	695,380
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of July 31, 2009	$—	$1,422,660	$1,332,434	$711	$616,668	$3,372,473

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2009	$—	$(2,068,924)	$(1,825,996)	$(2,112)	$—	$(3,897,032)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009